Business Combinations - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 CNY (¥)
Business Acquisition [Line Items]
Re-measurement gain relating to pre-existing equity interest			¥ 630
Purchase consideration	¥ 1,200	$ 168
Goodwill	18,250		¥ 18,536	$ 2,621	¥ 15,806
Business Combinations 2019
Business Acquisition [Line Items]
Goodwill	¥ 978			$ 140